Goodwill - Narrative (Details) $ in Millions	12 Months Ended
	Apr. 03, 2022 CAD ($) cashGeneratingUnit	Mar. 28, 2021 CAD ($) cashGeneratingUnit
Disclosure of reconciliation of changes in goodwill [line items]
Number of cash generating units that contribute to goodwill | cashGeneratingUnit	10	7
Excess of recoverable value over carrying value per CGU	65.80%
Discount rate applied to cash flow projections	11.14%	10.80%
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets and goodwill | $	$ 53.1	$ 53.1